Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2023	May 31, 2023	Dec. 31, 2022
Stockholders' Deficit [Line Items]
STOCKHOLDERS' DEFICIT

NOTE 7 — STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2023 and December 31, 2022, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. As of June 30, 2023 and December 31, 2022, there were 1,687,664 and 1,970,384 shares of Class A common stock issued and outstanding, which are subject to possible redemption and classified as temporary equity. In connection with the stockholder vote on December 22, 2022, the holders of 25,629,616 shares of Class A common stock exercised their right to redeem their shares for cash at a redemption price of approximately $10.11, for an aggregate redemption amount of approximately $259.1 million, leaving approximately $20.1 million in the Trust Account, immediately following the redemptions. Additionally, on January 4, 2023, 282,720 shares of Class A common stock were redeemed.

Class B common Stock — The Company is authorized to issue 10,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. At June 30, 2023 and December 31, 2022, there were 6,900,000 shares of common stock issued and outstanding.

Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders except as otherwise required by law.

The shares of Class B common stock will automatically convert into Class A common stock at the time of a Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in this prospectus and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon completion of the Propose Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company). The Company cannot determine at this time whether a majority of the holders of the Class B common stock at the time of any future issuance would agree to waive such adjustment to the conversion ratio.

NOTE 7 — STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2022 and 2021, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. As of December 31, 2022 and 2021, there were 1,970,384 and 27,600,000 shares of Class A common stock issued and outstanding, which are subject to possible redemption and classified as temporary equity. In connection with the stockholder vote on December 22, 2022, the holders of 25,629,616 shares of Class A common stock exercised their right to redeem their shares for cash at a redemption price of approximately $10.11, for an aggregate redemption amount of approximately $259.1 million, leaving approximately $20.1 million in the Trust Account, immediately following the redemptions.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. At December 31, 2022 and 2021, there were 6,900,000 shares of common stock issued and outstanding.

Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders except as otherwise required by law.

The shares of Class B common stock will automatically convert into Class A common stock at the time of a Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in this prospectus and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon completion of the Propose Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company). The Company cannot determine at this time whether a majority of the holders of the Class B common stock at the time of any future issuance would agree to waive such adjustment to the conversion ratio.

Unique Logistics International, Inc. [Member]
Stockholders' Deficit [Line Items]
STOCKHOLDERS' DEFICIT

11. STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 800,000,000 shares of stock, a par value of $0.001 per share.

During the year ended May 31, 2022:

On June 23, 2021, a noteholder converted $25,842.22 in convertible notes (principal and interest) into 14,385,720 shares of the Company’s common stock at a rate of $0.00179638 per share.

On June 28, 2021, a noteholder converted $71,855.20 in convertible notes (principal and interest) into 40,000,000 shares of the Company’s common stock at a rate of $0.00179638 per share.

On July 8, 2021, a noteholder converted $15,620.83 in convertible notes (principal and interest) into 8,695,727 shares of the Company’s common stock at a rate of $0.00179638 per share.

On August 3, 2021, a noteholder converted $24,418.89 in convertible notes (principal and interest) into 13,593,388 shares of the Company’s common stock at a rate of $0.00179638 per share.

On August 9, 2021, a noteholder converted $12,820.83 in convertible notes (principal and interest) into 7,137,037 shares of the Company’s common stock at a rate of $0.00179638 per share.

On September 28, 2021, a noteholder converted $53,054.86 in convertible notes (principal and interest) into 29,534,319 shares of the Company’s common stock at a rate of $0.00179638 per share.

On October 27, 2021, a noteholder converted $41,317 in convertible notes (principal and interest) into 23,000,000 shares of the Company’s common stock at a rate of $0.00179638 per share.

During the years ended May 31, 2023 and 2022 there were no other common stock issuances, except for the conversions of Preferred Shares and Convertible Notes.

As of May 31, 2023 and 2022, there were 799,141,770 and 687,196,478 shares of Common Stock issued and outstanding, respectively.

Preferred Shares

The Company is authorized to issue 5,000,000 shares of preferred stock, $0.001 par value per share.

Series A Convertible Preferred

The holders of Series A Preferred stock subject to the rights of holders of shares of the Company’s Series B Preferred stock which shares will be pari passu with Series B Preferred in terms of liquidation preference and dividend rights and are subject to an anti-dilution provision, making the holders subject to an adjustment necessary to maintain their agreed upon fully diluted ownership percentage.

Each holder of shares of Series A Preferred stock have the right to convert all or any portion of such holder’s Series A Preferred stock into fully paid and non-assessable shares of common stock at any time or from time to time at such holder’s sole discretion. Each share of Series A Preferred Stock as to which the conversion right is exercised may be converted into 6,546.47 shares of the Company’s authorized but unissued shares of common stock.

If the Common Stock issuable upon conversion of Series A Preferred may be changed into the same or a different number of shares of any other class or classes of stock, whether by capital reorganization, reclassification or otherwise, then, in any such event, in lieu of the number of shares of common stock which the holders would otherwise have been entitled to receive, each holder of Series A Preferred Stock may have the right thereafter to convert such shares of Series A Preferred stock into a number of shares of such other class or classes of stock which a holder of the number of shares of common stock deliverable upon conversion of the Series A Preferred Stock immediately before that change would have been entitled to receive in such reorganization or reclassification, all subject to further adjustment as provided herein with respect to such other shares.

If and whenever on or after the date on which the holder received shares of Series A Preferred stock (the “Issuance Date”) and through December 31, 2023, the anti-dilution termination date, the Company issues or sells, or in accordance with the terms herein is deemed to have issued or sold, any shares of common stock or equivalents, the number of conversion shares issuable upon conversion will be adjusted to entitle the holder to acquire such number of shares of common stock necessary to maintain the holders fully-diluted ownership percentage at the time of the Issuance Date.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the stockholders of record of shares of Series A Preferred may be entitled to receive, at their option, immediately prior and in preference to any distribution to the holders of the Company’s common stock, $0.001 par value per share and other junior securities, a liquidation preference equal to the stated value per share.

During the year ended May 31, 2023, a shareholder converted 9,935 shares of Series A Convertible Preferred Stock into 67,963,732 shares of the Company’s common stock. During the year ended May 31, 2022, there were no conversions of Series A Preferred Shares.

Series B Convertible Preferred

The holders of Series B Preferred stock, subject to the rights of holders of shares of the Company’s Series A Preferred stock which shares will be pari passu with the Series B Preferred in terms of liquidation preference and dividend rights, may be entitled to receive, at their option, immediately prior an in preference to any distribution to the holders of the Company’s common stock.

Each holder of shares of Series B Preferred stock may have the right to convert all or any portion of such holder’s Series A Preferred Stock into fully paid and non-assessable shares of common stock at any time or from time to time at such holder’s sole discretion. Each share of Series B Preferred stock as to which the conversion right is exercised may be converted into 6,546.47 shares of the Company’s authorized but unissued shares of common stock.

If the Common Stock issuable upon conversion of Series B Preferred may be changed into the same or a different number of shares of any other class or classes of stock, whether by capital reorganization, reclassification or otherwise, then, in any such event, in lieu of the number of shares of common stock which the holders would otherwise have been entitled to receive, each holder of Series B Preferred stock may have the right thereafter to convert such shares of Series B Preferred stock into a number of shares of such other class or classes of stock which a holder of the number of shares of common stock deliverable upon conversion of the Series B Preferred Stock immediately before that change would have been entitled to receive in such reorganization or reclassification, all subject to further adjustment as provided herein with respect to such other shares.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the stockholders of record of shares of Series B Preferred may be entitled to receive, at their option, immediately prior and in preference to any distribution to the holders of the Company’s common stock, $0.001 par value per share and other junior securities, a liquidation preference equal to the stated value per share.

During the year ended May 31, 2023, there were no conversions of Series B Preferred Shares. During the year ended May 31, 2022, the Company issued 125,692,224 shares of the Company’s common stock pursuant to the conversion of 19,200 shares of Series B Convertible Preferred Stock held by Frangipani Trade Services Inc, an entity 100% owned by the Company’s Chief Executive Officer.

Series C & D Convertible Preferred

The number of shares designated as Series C and D Preferred stock may be 200 each. Such number may not be subject to increase without the written consent of the Series C and D holders of a majority of the then-issued and outstanding Series C or D Preferred stock. The Series C and D Preferred Stock have no voting rights.

Each share of Series C Preferred Stock may be convertible, at any time and from time to time from and after the date of issuance, at the option of the Series C holder thereof, into a number of shares of common stock determined in accordance with the conversion ratio calculated on the conversion date where each share of Series C Preferred stock may be a number of shares of common stock equal to 0.064113% (or up to 12.48% in the aggregate) of the Corporation’s common stock on a fully diluted basis, subject to anti-dilution adjustment.

Each share of Series D Preferred stock may be convertible, at any time and from time to time from and after the date of issuance, at the option of the Series D holder thereof, into a number of shares of common stock determined in accordance with the conversion ratio calculated on the conversion date where each share of Series D Preferred stock may be a number of shares of common stock equal to 0.0651869% (or up to 12.48% in the aggregate) of the Corporation’s common stock on a fully diluted basis, subject to anti-dilution adjustment.

In order to maintain the conversion ratio, the fully diluted basis may be calculated as of the conversion date and after an anti-dilution termination event the conversion ratio will be set to the fully diluted basis as of the moment after the anti-dilution termination event without any further adjustments for any subsequent issuance of common stock or equivalents, by the Corporation after the anti-dilution termination event. An anti-dilution termination event is the earlier of (i) December 31, 2023, or (ii) the closing of the qualified financing or SPAC merger.

The holders of the Series C and D Preferred stock may be entitled to receive, upon liquidation, dissolution or winding up of the Company, the amount of cash, securities, or other property to which such holder would be entitled to receive with respect to such shares of Series C and D Preferred stock if such shares had been converted to common stock immediately prior to such liquidation.

During the year ended May 31, 2023, a shareholder converted 7 shares of Series D Convertible Preferred Stock into 43,981,560 shares of the Company’s common stock. During the year ended May 31, 2022 a shareholder converted 5 shares of Series D Convertible Preferred Stock into 31,415,400 shares of the Company’s common stock.

Warrants

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – May 31, 2021	1,140,956,904	$0.002
Exercisable – May 31, 2021	1,140,956,904	$0.002
Cancelled	(1,140,956,904)	$—
Outstanding – May 31, 2022	—	$—

On December 10, 2021, the Company entered into an amended securities exchange with two investors holding convertible notes and warrants for Convertible Preferred Stock Series C and D. For additional information on the exchange agreement see Note 5, Financing Arrangements. Upon effectiveness of the Amended Exchange Agreement, as of May 31, 2022 the Company no longer has any outstanding warrants.